Supplement dated September 17, 2020
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund (the Fund)	10/1/2019
Effective October 1, 2020, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2011
Yan Jin	Senior Portfolio Manager	Co-Portfolio Manager	2011
Grace Lee, CAIA	Portfolio Manager	Co-Portfolio Manager	October 2020
The rest of the section remains the same.
Effective October 1, 2020, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2011
Yan Jin	Senior Portfolio Manager	Co-Portfolio Manager	2011
Grace Lee, CAIA	Portfolio Manager	Co-Portfolio Manager	October 2020
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Ms. Lee joined the Investment Manager in 2014. Ms. Lee began her investment career in 1996 and earned a bachelor’s degree in political science and economics from Stanford University and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP148_05_001_(09/20)